VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
So
Number
of Shares Value
COMMON STOCKS : 95.7%
Australia : 16.8%
Bellevue Gold Ltd. * 1,190,086 $ 1,076,947
De Grey Mining Ltd. * 1,278,688 1,218,848
Emerald Resources NL * † 425,181 1,126,350
Northern Star Resources Ltd. 181,300 1,986,005
OceanaGold Corp. (CAD) 485,100 1,373,754
Perseus Mining Ltd. 144,300 257,930
Predictive Discovery Ltd. * † 6,619,272 1,195,839
Resolute Mining Ltd. * 2,114,732 1,074,858
Spartan Resources Ltd./
Australia * † 654,000 647,902
West African Resources
Ltd. * 602,726 714,631
Westgold Resources Ltd.
(CAD) * 395,024 703,913
11,376,977
Brazil : 4.1%
Wheaton Precious Metals
Corp. (USD) 45,353 2,770,161
Underline
Canada : 55.5%
Agnico Eagle Mines Ltd.
(USD) 44,890 3,616,338
Alamos Gold, Inc. (USD) 238,283 4,751,363
Allied Gold Corp. * 112,510 267,871
Artemis Gold, Inc. * 156,500 1,500,836
Barrick Gold Corp. (USD) 63,935 1,271,667
Calibre Mining Corp. * 414,356 799,637
Franco-Nevada Corp. (USD) 15,830 1,966,877
G Mining Ventures Corp. * † 399,790 2,772,768
Galiano Gold, Inc. * 503,000 717,801
Galway Metals, Inc. * 425,676 198,289
GoGold Resources, Inc. * ø 131,500 124,456
GoGold Resources, Inc. * † 315,182 298,298
Kinross Gold Corp. (USD) 376,076 3,520,071
Liberty Gold Corp. * ø 352,000 88,491
Liberty Gold Corp. * 2,252,413 566,247
Liberty Gold Corp. ∞ ø 1,036,096 262,201
Lundin Gold, Inc. 104,600 2,262,228
MAG Silver Corp. * 95,400 1,342,351
Montage Gold Corp. 248,700 334,135
Montage Gold Corp. * 370,000 519,797
O3 Mining, Inc. * 145,100 114,797
Osisko Gold Royalties Ltd.
(USD) 159,600 2,954,196
Pan American Silver Corp.
(USD) 142,500 2,973,975
Probe Gold, Inc. * 275,782 346,652
Silver Tiger Metals, Inc. * 360,200 71,910
Skeena Resources Ltd. * † 101,553 862,763
Snowline Gold Corp. * ø 197,700 822,989
Thesis Gold, Inc. * 1,035,894 647,218
Torex Gold Resources, Inc. * 53,900 1,028,621
West Red Lake Gold Mines
Ltd. * † 895,900 496,821
37,501,664
South Africa : 6.8%
Anglogold Ashanti Plc (USD) 92,200 2,455,286
Number
of Shares Value
South Africa (continued)
Gold Fields Ltd. (ADR) 140,700 $ 2,159,745
4,615,031
Turkey : 1.6%
Eldorado Gold Corp. (USD) * 61,028 1,060,056
Underline
United Kingdom : 0.8%
Endeavour Mining Plc (CAD) 22,109 525,404
Underline
United States : 10.1%
Freeport-McMoRan, Inc. 22,400 1,118,208
Newmont Corp. 67,442 3,604,775
Royal Gold, Inc. 14,800 2,076,440
6,799,423
Total Common Stocks
(Cost: $42,321,305) 64,648,716
WARRANTS : 0.0%
(Cost: $0)
Canada : 0.0%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26∞
ø 518,048 29,959
Underline
EXCHANGE TRADED FUND : 3.6% (a)
(Cost: $1,969,168)
United States : 3.6%
SPDR Gold MiniShares
Trust * 46,000 2,397,980
Underline
MONEY MARKET FUND : 3.1%
(Cost: $2,078,993)
Invesco Treasury Portfolio -
Institutional Class 2,078,993 2,078,993
Underline
Total Investments Before Collateral for
Securities Loaned: 102.4%
(Cost: $46,369,466) 69,155,648
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $640,602)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 640,602 640,602
Total Investments: 103.3%
(Cost: $47,010,068) 69,796,250
Liabilities in excess of other assets: (3.3)% (2,253,314)
NET ASSETS: 100.0% $ 67,542,936

VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,130,641.
ø Restricted Security – the aggregate value of restricted securities is $1,328,096, or 2.0% of net assets
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Restricted securities held by the Fund as of September 30, 2024 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
GoGold Resources, Inc. 08/31/2020 131,500 $ 96,629 $ 124,456 0.2%
Liberty Gold Corp. 05/17/2024 1,036,096 266,466 262,201 0.4%
Liberty Gold Corp. 10/04/2021 352,000 182,953 88,491 0.1%
Liberty Gold Corp.
 *
05/17/2024 518,048 0 29,959 0.1%
Snowline Gold Corp. 04/03/2024 197,700 595,822 822,989 1.2%
$1,141,870 $1,328,096 2.0%